Schedule of Investments (unaudited) September 30, 2023	BlackRock 2037 Municipal Target Term Trust (BMN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Arizona — 1.6%
Arizona Industrial Development Authority, RB, 5.00%, 07/01/38(a)	$460	$414,878
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,000	1,953,774

		2,368,652

California — 3.2%
California Community Choice Financing Authority, RB, 5.23%, 02/01/54(b)	625	624,601
California Enterprise Development Authority, RB, 7.60%, 11/15/37(a)	1,000	929,367
California Public Finance Authority, RB, 5.00%, 11/15/36(a)	1,000	897,810
California School Finance Authority, Refunding RB, 5.25%, 08/01/38	125	116,750
California Statewide Communities Development Authority, RB, Series A, 5.00%, 12/01/41(a)	2,500	2,310,850

		4,879,378

Colorado — 7.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.00%, 11/15/42	4,000	4,030,176
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/39	750	667,468
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	2,000	1,862,268
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	3,800	3,815,724
Eagle County Airport Terminal Corp., ARB, Series B, AMT, 5.00%, 05/01/41	1,000	1,001,880
Southlands Metropolitan District No. 1, Refunding GO, Series A-1, 5.00%, 12/01/37	500	461,194

		11,838,710

District of Columbia — 0.7%
District of Columbia, RB, Series A, AMT, 5.50%, 02/28/37	1,000	1,052,991

Florida — 1.8%
County of Miami-Dade Seaport Department, Refunding RB, Series A, AMT, 5.00%, 10/01/42	2,000	1,969,362
Florida Development Finance Corp., RB, AMT, 6.13%, 07/01/32(a)(b)	400	396,405
Village Community Development District No. 15, SAB, 4.85%, 05/01/38(a)	400	372,845

		2,738,612

Illinois — 10.0%
Chicago Board of Education, GO, Series C, 5.25%, 12/01/39	2,650	2,573,783
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/34	1,500	1,476,500
City of Chicago Illinois, GO, Series A, 5.50%, 01/01/41	1,855	1,880,705
Illinois Finance Authority, RB, Series A, 6.50%, 05/15/42 .	250	240,808
Illinois Finance Authority, Refunding RB 4.00%, 08/15/41	1,170	1,043,405
Series A, 5.00%, 05/15/41	310	252,602

Security	Par (000)	Value

Illinois (continued)
Illinois Housing Development Authority, RB, S/F Housing, Series G, (FHLMC, FNMA, GNMA), 4.85%, 10/01/42	$5,000	$4,783,560
Metropolitan Pier & Exposition Authority, RB, Series A, (NPFGC), 0.00%, 06/15/37(c)	2,000	993,770
State of Illinois, GO, 5.00%, 02/01/39	1,850	1,774,159

		15,019,292

Kansas — 0.2%
City of Manhattan Kansas, Refunding RB, Series A, 4.00%, 06/01/26	315	299,948

Louisiana — 0.6%
Louisiana Housing Corp., RB, S/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.60%, 12/01/42	1,000	940,597

Maryland — 3.6%
Maryland Community Development Administration, RB, S/F Housing, (FHLMC, FNMA, GNMA), 4.95%, 09/01/42	4,000	3,935,540
Maryland Economic Development Corp., RB, Class B, AMT, 5.00%, 12/31/40	1,500	1,447,119

		5,382,659

Massachusetts — 0.6%
Massachusetts Development Finance Agency, RB, 5.00%, 07/01/42	1,000	930,883

Michigan — 8.1%
Michigan Finance Authority, Refunding RB 5.00%, 11/15/41	1,000	998,029
Series A, 5.00%, 12/01/42	4,865	4,915,217
Michigan State Housing Development Authority, RB, S/F Housing
Series D, 5.10%, 12/01/37	2,250	2,264,074
Series D, 5.20%, 12/01/40	2,750	2,769,214
Wayne County Airport Authority, ARB, Series D, 5.00%, 12/01/40	1,230	1,235,109

		12,181,643

Minnesota — 1.0%
Minnesota Housing Finance Agency, RB, S/F Housing, Series N, (FHLMC, FNMA, GNMA), 5.10%, 07/01/42	1,500	1,501,441

Mississippi — 0.1%
Mississippi Business Finance Corp., RB, AMT, 7.75%, 07/15/47(b)	250	184,880

Missouri — 0.9%
St Louis County Industrial Development Authority, RB, Series A, 5.00%, 09/01/38	1,500	1,336,895

Nevada(a) — 0.7%
City of North Las Vegas Nevada, SAB
5.50%, 06/01/37	500	500,686
5.75%, 06/01/42	500	503,559

		1,004,245

New Jersey — 5.6%
New Jersey Economic Development Authority, RB, Series A, 5.00%, 06/15/42	1,500	1,512,596

1

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock 2037 Municipal Target Term Trust (BMN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, 5.00%, 06/15/42	$2,700	$2,744,593
South Jersey Port Corp., Refunding ARB, Series S, 5.00%, 01/01/39	1,350	1,360,908
South Jersey Transportation Authority, Refunding RB, Series A, 5.00%, 11/01/39	3,000	2,902,368

		8,520,465

New Mexico — 0.6%
City of Santa Fe New Mexico, Refunding RB, 5.00%, 05/15/32	1,000	899,011

New York — 8.4%
Build NYC Resource Corp., RB, 5.00%, 06/01/32(a)	400	384,540
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/37	1,000	1,003,158
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/40	1,000	1,000,563
Series C, 5.00%, 11/15/42	500	496,023
Monroe County Industrial Development Corp., RB, Series A, 5.00%, 12/01/37	1,670	1,645,327
New York City Housing Development Corp., RB, M/F Housing, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	1,500	1,401,735
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/40	2,500	2,508,100
New York State Environmental Facilities Corp., RB, AMT, 5.13%, 09/01/50(a)(b)	250	242,571
New York Transportation Development Corp., ARB, AMT, 5.00%, 01/01/36	1,500	1,479,102
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/40	1,500	1,434,864
Onondaga Civic Development Corp., RB, 5.00%, 07/01/40	1,075	1,029,815

		12,625,798

North Carolina — 1.0%
North Carolina Medical Care Commission, Refunding RB, 5.00%, 10/01/30	500	474,995
North Carolina Turnpike Authority, Refunding RB, Series A, 5.00%, 07/01/42	995	1,000,535

		1,475,530

Ohio — 3.2%
County of Franklin Ohio, RB, 5.00%, 05/15/40	3,140	3,154,711
State of Ohio, RB, AMT, 5.00%, 12/31/39	1,680	1,623,780

		4,778,491

Oklahoma — 2.3%
Tulsa Airports Improvement Trust, Refunding RB, AMT, 5.00%, 06/01/35(b)	2,490	2,474,500
Tulsa County Industrial Authority, Refunding RB, 5.25%, 11/15/37	1,000	955,909

		3,430,409

Oregon — 1.2%
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,835	1,804,453

Security	Par (000)	Value

Pennsylvania — 11.3%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, 5.00%, 05/01/42	$2,580	$2,363,159
General Authority of Southcentral Pennsylvania, Refunding RB, 5.00%, 06/01/39	5,000	5,114,760
Montgomery County Industrial Development Authority, Refunding RB, 5.00%, 11/15/36	350	338,745
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.50%, 06/30/43	5,000	5,150,100
Pennsylvania Higher Educational Facilities Authority, Refunding RB, 5.00%, 05/01/41	1,500	1,455,513
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.00%, 06/01/42	1,500	1,511,952
Philadelphia Gas Works Co., Refunding RB, 5.00%, 08/01/42	1,170	1,171,001

		17,105,230

Puerto Rico — 5.6%
Commonwealth of Puerto Rico, GO, Series A-1, Restructured, 5.75%, 07/01/31	3,447	3,598,730
Puerto Rico Highway & Transportation Authority, RB, CAB, Series B, Restructured, 0.00%, 07/01/32(c)	2,875	1,849,985
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Convertible, Restructured, 4.33%, 07/01/40	1,500	1,336,792
Series A1, Restructured, 4.55%, 07/01/40	1,750	1,598,982

		8,384,489

South Carolina — 1.6%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(b)	805	809,019
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/42	1,500	1,560,960

		2,369,979

Tennessee — 3.5%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB 5.00%, 10/01/38	1,000	928,158
Series A, 5.00%, 10/01/41	1,000	908,248
Tennergy Corp., RB, Series A, 5.50%, 10/01/53(b)	2,500	2,576,850
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(b)	925	923,020

		5,336,276

Texas — 4.8%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,500	1,501,854
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 5.00%, 01/01/27	730	699,041
New Hope Cultural Education Facilities Finance Corp., RB, 5.00%, 08/15/39(a)	425	381,779
San Antonio Water System, Refunding RB, Series A, Junior Lien, 4.00%, 05/15/40	810	743,698
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB 5.00%, 11/15/40	1,500	1,238,226
Series A-1, 5.00%, 10/01/44	3,020	2,713,672

		7,278,270

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock 2037 Municipal Target Term Trust (BMN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Vermont — 0.8%
Vermont Economic Development Authority, RB, AMT, 4.63%, 04/01/36(a)(b)	$1,300	$1,242,856

Washington — 2.5%
University of Washington, Refunding RB, Series C, 4.00%, 12/01/40	2,500	2,282,580
Washington State Housing Finance Commission, Refunding RB, Series A, 5.00%, 07/01/38	1,590	1,554,991

		3,837,571

Wisconsin — 2.1%
Public Finance Authority, Refunding RB 5.25%, 05/15/42(a)	1,230	1,110,038
Series B, AMT, 5.00%, 07/01/42	1,500	1,399,065
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 11/01/27	745	696,215

		3,205,318

Wyoming — 1.2%
Wyoming Community Development Authority, Refunding RB, S/F Housing, Series 1, 4.40%, 12/01/43	2,000	1,818,178

Total Long-Term Investments — 96.7% (Cost: $149,023,697)		145,773,150

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 3.95%(d)(e)	3,358,553	$3,358,553

Total Short-Term Securities — 2.2% (Cost: $3,358,316)		3,358,553

Total Investments — 98.9% (Cost: $152,382,013)		149,131,703
Other Assets Less Liabilities — 1.1%		1,624,473

Net Assets — 100.0%		$150,756,176

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/23	Shares Held at 09/30/23	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$95,787	$3,264,060	(a)	$—	$(1,531)	$237	$3,358,553	3,358,553	$101,496	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or

3

Schedule of Investments (unaudited) (continued) September 30, 2023	BlackRock 2037 Municipal Target Term Trust (BMN)

Fair Value Hierarchy as of Period End (continued)

funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$145,773,150	$—	$145,773,150
Short-Term Securities
Money Market Funds	3,358,553	—	—	3,358,553

	$3,358,553	$145,773,150	$—	$149,131,703

Portfolio Abbreviation

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

S C H E D U L E O F I N V E S T M E N T S	4